Leases and right-of-use assets	12 Months Ended
Dec. 31, 2022
Disclosure of Leases [Abstract]
Leases and right-of-use assets
14. Leases and right-of-use assets
As a lessee, the Company leases various assets including mobile mine equipment, offices and properties. These right-of-use assets are presented as property, plant and equipment.

	Right-of-use Land and buildings	Right-of-use Plant and equipment	Total
Cost
Opening balance at January 1, 2021	$14,555	$29,841	$44,396
Additions	815	7,513	8,328
Disposals	(754)	(2,117)	(2,871)
Balance at December 31, 2021	$14,616	$35,237	$49,853
Additions	—	2,807	2,807
Disposals	—	(178)	(178)
Transfers and other movements	64	(17,649)	(17,585)
Balance at December 31, 2022	$14,680	$20,217	$34,897

Accumulated depreciation
Opening balance at January 1, 2021	$(2,303)	$(10,274)	$(12,577)
Depreciation for the year	(1,526)	(6,495)	(8,021)
Disposals	438	380	818
Balance at December 31, 2021	$(3,391)	$(16,389)	$(19,780)
Depreciation for the year	(1,321)	(4,198)	(5,519)
Disposals	—	155	155
Transfers and other movements	320	11,770	12,090
Balance at December 31, 2022	$(4,392)	$(8,662)	$(13,054)

Right-of-use assets, net carrying amount at December 31, 2021	$11,225	$18,848	$30,073
Right-of-use assets, net carrying amount at December 31, 2022	$10,288	$11,555	$21,843
Interest expense on lease liabilities is disclosed in Note 18 (b) and the cash payments for the principal portion of lease liabilities is presented on the Consolidated Statement of Cash Flow. The Company's future obligations related to lease liabilities are disclosed in Note 24.